Long-term loan (Tables)	12 Months Ended
Dec. 31, 2021
Long-term loan [Abstract]
Disclosure of Long-term loan obligations
The following table summarizes long-term loan activity for the years ended December 31, 2021 and 2020:

	Long-term loan
	2021 $000s	2020 $000s
Balance at January 1,	14,818	—
Net loan proceeds	—	14,720
Accrued interest	1,502	496
Interest paid	(1,201)	(296)
Other	—	(102)
Balance at December 31,	15,118	14,818

Disclosure of Long-term loan - Vedanta
The following table summarizes Vedanta's future principal payments for the long-term loan as of December 31, 2021:

Balance Type	2022	2023	2024	2025	Total
Principal	857	5,143	5,143	3,857	15,000
Balance of accreted premium net of unamortized issuance costs					118
Total					15,118

Disclosure of detailed information about borrowings [text block]
The long-term loan is presented as follows in the Statement of Financial Position as of December 31, 2021 and 2020:

	Long-term loan
	2021 $000s	2020 $000s
Current portion of Long-term loan	857	—
Long-term loan	14,261	14,818
Total Long-term loan	15,118	14,818